Derivatives And Hedging Activities (Additional Cash Collateral The Utility Would Be Required To Post If Its Credit-Risk-Related Contingency Features Were Triggered) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012
Derivatives And Hedging Activities [Abstract]
Derivatives in a liability position with credit risk-related contingencies that are not fully collateralized	$ (79)		$ (266)
Related derivatives in an asset position	4		59
Collateral posting in the normal course of business related to these derivatives	65		103
Net position of derivative contracts/additional collateral posting requirements	$ (10)	[1]	$ (104)	[1]

[1]	This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.